Contract Acquisition Costs, net	12 Months Ended
Dec. 31, 2012
Contract Acquisition Costs, net
NOTE 9	Contract Acquisition Costs, net

Significant components of contract acquisition costs at December 31 are summarized as follows:

(in thousands)	2012	2011
Conversion costs, net	$85,402	88,765
Payments for processing rights, net	75,865	74,222

Total	$161,267	162,987

Amortization related to payments for processing rights, which is recorded as a reduction of revenues, was $13.3 million, $15.9 million and $17.7 million for 2012, 2011 and 2010, respectively.

Amortization expense related to conversion costs was $24.1 million, $18.8 million and $17.5 million for 2012, 2011 and 2010, respectively.

During the year ended December 31, 2011, the Company recognized an impairment loss related to payments for processing rights of $750,000 and an impairment loss related to conversion costs of $49,000.

The weighted average useful life for each component of contract acquisition costs, and in total, at December 31, 2012 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	12.6
Conversion costs	9.4

Total	11.0

Estimated future amortization expense on payments for processing rights and conversion costs as of December 31, 2012 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2013	$17,769	14,622
2014	16,699	13,460
2015	15,715	11,552
2016	13,059	9,181
2017	9,316	7,240